Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (16.0%)
Alphabet, Inc. - Class A *	18,346	37,839
Alphabet, Inc. - Class C *	18,396	38,055
Facebook, Inc. - Class A *	242,472	71,415
The Walt Disney Co. *	244,846	45,179

Total		192,488

Consumer Discretionary (15.4%)
Alibaba Group Holding, Ltd., ADR *	235,518	53,399
Amazon.com, Inc. *	23,401	72,405
Starbucks Corp.	300,160	32,798
Yum China Holdings, Inc.	193,278	11,444
Yum! Brands, Inc.	137,669	14,893

Total		184,939

Consumer Staples (4.7%)
Colgate-Palmolive Co.	203,743	16,061
Monster Beverage Corp.*	437,846	39,883

Total		55,944

Energy (1.5%)
Schlumberger, Ltd.	648,124	17,623

Total		17,623

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Financials (2.7%)
FactSet Research Systems, Inc.	50,415	15,558
SEI Investments Co.	284,659	17,344

Total		32,902

Health Care (13.7%)
Cerner Corp.	248,496	17,862
Illumina, Inc. *	73,321	28,159
Intuitive Surgical, Inc. *	19,287	14,252
Novartis AG, ADR	419,299	35,842
Novo Nordisk A/S, ADR	149,925	10,108
Regeneron Pharmaceuticals, Inc. *	63,500	30,044
Roche Holding AG, ADR	717,823	29,115

Total		165,382

Industrials (12.8%)
The Boeing Co. *	242,892	61,869
Deere & Co.	168,947	63,210
Expeditors International of Washington, Inc.	272,074	29,300

Total		154,379

Information Technology (32.2%)
Autodesk, Inc. *	194,288	53,847
Automatic Data Processing, Inc.	44,644	8,414
Cisco Systems, Inc.	425,976	22,027

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Microsoft Corp.	205,711	48,501
NVIDIA Corp.	106,526	56,877
Oracle Corp.	668,141	46,883
QUALCOMM, Inc.	216,695	28,732
salesforce.com, Inc. *	191,154	40,500
Visa, Inc. - Class A	306,497	64,895
Workday, Inc. - Class A *	69,130	17,174

Total		387,850

Total Common Stocks (Cost: $600,334)		1,191,507

Short-Term Investments (0.9%)
Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #	11,238,219	11,238

Total		11,238

Total Short-Term Investments (Cost: $11,238)		11,238

Total Investments (99.9%) (Cost: $611,572)@		1,202,745

Other Assets, Less Liabilities (0.1%)		1,139

Net Assets (100.0%)		1,203,884

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $611,572 and the net unrealized appreciation of investments based on that cost was $591,173 which is comprised of $606,567 aggregate gross unrealized appreciation and $15,394 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,191,507	$—	$—
Short-Term Investments	11,238	—	—

Total Assets:	$1,202,745	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand